UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRELX Emerging Markets Local
Currency Bond Fund –
.
PAELX Emerging Markets Local
Currency Bond Fund–
.
Advisor  Class
TEIMX Emerging Markets Local
Currency Bond Fund–
.
I  Class
TRZFX Emerging Markets Local
Currency Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
HIGHLIGHTS
The Emerging Markets Local Currency Bond Fund outperformed its benchmark and its Lipper peer group average in the 12 months ended December 31, 2023.
Our overweight exposure to duration and currency in Hungary and Latin America contributed significantly. Our zero exposure to Türkiye also added.
We maintained overweight duration and currency exposure throughout the year in view of continued strong fundamental trends and attractive valuations.
Emerging market local bonds and currencies remain supported by fundamentals, particularly disinflation and monetary easing, and years of moribund flows starting to reverse. Slowing global growth and geopolitics are concerns. We continue to focus on active country selection, and structural themes should continue to work well.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The T. Rowe Price Emerging
Markets Local Currency
Bond Fund posted a net-
of-fees return of 14.91%
for the 12 months ended
December 31, 2023. The fund
outperformed both the J.P.
Morgan Government Bond
Index–Emerging Markets
(GBI–EM) Global Diversified
and its Lipper peer group
average. (Results for the
Advisor, I, and Z Class shares
varied slightly, reflecting their
different fee structures. Past
performance cannot guarantee
future results . )
What factors influenced the
fund’s performance?
Outperformance was driven by overweight positioning in both duration and currency. Bond positioning was the larger contributor driven by our overweight exposures in Latin America—encompassing Colombia, Brazil, and Peru—as well as in Hungary that were held throughout the year. These countries benefited from falling inflation, monetary easing, and the sharp lift in investor sentiment late in the year. Idiosyncratically, off-benchmark hard currency holdings and our position in Ukrainian local bonds added value, as did our zero exposure to Türkiye.
In currencies, similarly long exposures in the Hungarian forint and in Latin
America—notably in the Brazilian real, Colombian peso, and Mexican peso—were key positives, supported by valuations and the rise in risk sentiment in November and December.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Emerging Markets Local
Currency Bond Fund –
.
4.81% 14.91%
Emerging Markets Local
Currency Bond Fund–
.
Advisor  Class 5.00 15.03
Emerging Markets Local
Currency Bond Fund–
.
I  Class 4.98 15.27
Emerging Markets Local
Currency Bond Fund–
.
Z  Class 5.55 16.07
J.P. Morgan GBI–EM
Global Diversified 4.55 12.70
Lipper Emerging Market
Local Currency Debt Funds
Average 4.31 12.56

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The portfolio maintains
allocations to select types
of derivatives for hedging
purposes or to gain exposure
to certain currencies or
countries. The fund had a
material exposure to currency
forward contracts during
the reporting period, which
had a positive impact on
performance. The fund also
held interest rate derivatives,
and this too had a positive
impact on performance.
How is the fund positioned?
We remained overweight
emerging market (EM)
duration and currencies
over the year. We
extended our duration
overweight—given
valuations, and in
anticipation of building disinflation and monetary easing—adding to our overweight in Latin America, namely in Mexico, which augmented overweight exposures in Brazil, Peru and Colombia.
We are neutral overall to Central and Eastern Europe (CEE) as we remained underweight in Poland given concerns over fiscal projections. In Asia, we are overweight to Indonesia given benign inflation but broadly find better opportunities off benchmark, notably India, which will enter the index in
June 2024.
We maintained a long bias in EM currencies, building a sizable, long position in the first quarter amid dollar weakness, when we added in Brazil as fiscal concerns faded and the central bank held interest rates despite political pressure. We favor higher-yielding currencies, particularly in Latin America, where we also added to the Mexican peso.
As at year-end, the Hungarian forint was our largest long position, reflecting the valuation and our confidence in the central bank’s conservative approach, though we stayed underweight in the Polish zloty.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Emerging Markets Local Currency Bond Fund

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

In Asia, we remained overweight to the Indonesian rupiah, also adding a long position in the Malaysian ringgit at oversold levels.
Our long EM positioning was principally funded by a short position in the
U.S. dollar, which increased over the year as our analysis indicated it remained overvalued, while we added funding positions through short exposures in the
Australian and Canadian dollars later in the year.
The breadth of our research process also allows us to evaluate currencies outside the benchmark. Off-benchmark currency exposures included India
(which will enter the index in June), Kazakhstan, Ukraine, and South Korea.
Market liquidity is a key variable that we closely monitor due to a highly uncertain global macro backdrop. Market volatility can impact the portfolio as emerging market debt is one of the riskier fixed income asset classes and tends to have lower liquidity than high-quality government debt. We will continue to actively consider market depth and liquidity when evaluating bonds for purchase and sale.
What is portfolio management’s outlook?
Emerging market local bonds and currencies performed strongly in 2023, with the strategy delivering its best relative year since inception, underpinned by attractive carry and income, disinflation, and monetary easing, with expectations for U.S. interest rate cuts adding impetus. Given the strength of the year-end rally, near-term retracement is possible.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Supportive factors remain in place, in our view. EM bonds offer attractive carry and income, EM monetary easing has some way to go, and disinflation is building, particularly in Latin America and CEE.
Our analysis suggests the U.S. dollar remains expensive, with most EM currencies undervalued to some degree. Global investors remain weighted toward U.S. assets and broadly underweight to EMs, which has started to reverse, but has scope to go further.
Monetary easing in developed economies should support global bond markets and investor sentiment, while U.S. rate cuts may contribute to U.S. dollar depreciation. High investor expectations for rate cuts could be disappointed, however, and this could lead to volatility.
In terms of risks, with 70 countries due to hold elections, geopolitics will be a key factor, requiring on-the-ground analysis. The growth outlook is uncertain.
U.S. resilience has led to expectations of a soft landing and recession being avoided, but restrictive monetary conditions could have a lagged impact.
Investing in EMs is complex, but by focusing on active country selection and structural themes, there is potential for further attractive rewards investing in these markets at this stage of the cycle.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

RISKS OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values.
Investments in emerging markets are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk , a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk , the decline in bond prices that usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price.
BENCHMARK INFORMATION
Note: Information has been obtained from sources believed to be reliable but
J.P. Morgan does not warrant its completeness or accuracy. The index is used with permission. The index may not be copied, used, or distributed without J.P.
Morgan’s prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EMERGING MARKETS LOCAL CURRENCY BOND FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Emerging Markets Local
Currency Bond Fund –
.
14.91% 1.79% 0.29% – –
Emerging Markets Local
Currency Bond Fund–
.
Advisor  Class 15.03 1.54 0.10 – –
Emerging Markets Local
Currency Bond Fund–
.
I  Class 15.27 1.98 – 3.49% 12/17/15
Emerging Markets Local
Currency Bond Fund–
.
Z  Class 16.07 – – -0.90 2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
I , and
0.04
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Emerging Markets Local Currency Bond Fund 1.01%
Emerging Markets Local Currency Bond Fund–Advisor Class 3.83
Emerging Markets Local Currency Bond Fund–I Class 0.77
Emerging Markets Local Currency Bond Fund–Z Class 0.75
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
EMERGING MARKETS LOCAL CURRENCY BOND FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,048.10 $5.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.06   5.19
Advisor Class
Actual   1,000.00   1,050.00   5.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.66   5.60
I Class
Actual   1,000.00   1,049.80   3.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.68   3.57
Z Class
Actual   1,000.00   1,055.50   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.02%,
the
2
Advisor Class was 1.10%, the
3
I Class was 0.70%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 4.68 $ 5.56 $ 6.44 $ 6.48 $ 6.04
Investment activities
Net investment income
(1)(2)
0.29 0.27 0.27 0.27 0.36
Net realized and unrealized gain/
loss 0.39 (0.88) (0.87) (0.03) 0.43
Total from investment activities 0.68 (0.61) (0.60) 0.24 0.79
Distributions
Net investment income (0.24) — (0.18) (0.03) (0.11)
Tax return of capital (0.05) (0.27) (0.10) (0.25) (0.24)
Total distributions (0.29) (0.27) (0.28) (0.28) (0.35)
NET ASSET VALUE
End of period $ 5.07 $ 4.68 $ 5.56 $ 6.44 $ 6.48
Ratios/Supplemental Data
Total return
(2)(3)
14.91% (11.00)% (9.54)% 4.08% 13.49%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.01% 1.01% 0.92% 0.94% 0.94%
Net expenses after waivers/
payments by Price Associates 1.01% 1.01% 0.92% 0.94% 0.92%
Net investment income 6.07% 5.48% 4.41% 4.58% 5.72%
Portfolio turnover rate 107.6% 104.4% 83.1% 76.1% 50.2%
Net assets, end of period (in
thousands) $27,683 $31,914 $54,575 $416,391 $406,675
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 4.66 $ 5.55 $ 6.43 $ 6.47 $ 6.04
Investment activities
Net investment income
(1)(2)
0.29 0.26 0.26 0.27 0.34
Net realized and unrealized gain/
loss 0.39 (0.89) (0.88) (0.05) 0.42
Total from investment activities 0.68 (0.63) (0.62) 0.22 0.76
Distributions
Net investment income (0.25) — (0.17) (0.02) (0.10)
Tax return of capital (0.05) (0.26) (0.09) (0.24) (0.23)
Total distributions (0.30) (0.26) (0.26) (0.26) (0.33)
NET ASSET VALUE
End of period $ 5.04 $ 4.66 $ 5.55 $ 6.43 $ 6.47
Ratios/Supplemental Data
Total return
(2)(3)
15.03% (11.31)% (9.79)% 3.81% 12.99%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 4.54% 3.83% 2.89% 1.93% 1.92%
Net expenses after waivers/
payments by Price Associates 1.10% 1.10% 1.18% 1.20% 1.20%
Net investment income 5.98% 5.28% 4.35% 4.48% 5.50%
Portfolio turnover rate 107.6% 104.4% 83.1% 76.1% 50.2%
Net assets, end of period (in
thousands) $15 $15 $34 $49 $151
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 4.68 $ 5.57 $ 6.45 $ 6.48 $ 6.05
Investment activities
Net investment income
(1)(2)
0.31 0.28 0.28 0.28 0.37
Net realized and unrealized gain/
loss 0.38 (0.89) (0.87) (0.02) 0.42
Total from investment activities 0.69 (0.61) (0.59) 0.26 0.79
Distributions
Net investment income (0.25) — (0.19) (0.03) (0.11)
Tax return of capital (0.05) (0.28) (0.10) (0.26) (0.25)
Total distributions (0.30) (0.28) (0.29) (0.29) (0.36)
NET ASSET VALUE
End of period $ 5.07 $ 4.68 $ 5.57 $ 6.45 $ 6.48
Ratios/Supplemental Data
Total return
(2)(3)
15.27% (10.88)% (9.37)% 4.40% 13.45%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.77% 0.77% 0.80% 0.82% 0.81%
Net expenses after waivers/
payments by Price Associates 0.70% 0.70% 0.76% 0.79% 0.79%
Net investment income 6.37% 5.81% 4.68% 4.67% 5.90%
Portfolio turnover rate 107.6% 104.4% 83.1% 76.1% 50.2%
Net assets, end of period (in
thousands) $99,666 $91,372 $119,612 $101,341 $82,057
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 4.68 $ 5.56 $ 6.25
Investment activities
Net investment income
(2)(3)
0.34 0.32 0.28
Net realized and unrealized gain/loss 0.39 (0.88) (0.68)
Total from investment activities 0.73 (0.56) (0.40)
Distributions
Net investment income (0.28) — (0.19)
Tax return of capital (0.06) (0.32) (0.10)
Total distributions (0.34) (0.32) (0.29)
NET ASSET VALUE
End of period $ 5.07 $ 4.68 $ 5.56
Ratios/Supplemental Data
Total return
(3)(4)
16.07% (10.10)% (6.60)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.75% 0.75% 0.79%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 7.08% 6.53% 5.54%
(5)
Portfolio turnover rate 107.6% 104.4% 83.1%
Net assets, end of period (in thousands) $198,633 $240,172 $270,153
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.6%
Government Bonds 0.6%
Republic of Angola, 9.50%, 11/12/25 (USD)  1,835,000 1,806
Total Angola (Cost
$1,810
)
1,806
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD)  470,000 467
Total Bahamas (Cost
$470
)
467
BRAZIL 8.6%
Government Bonds 8.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25  9,785,000 2,015
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  58,635,000 12,116
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  12,226,000 2,511
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  34,230,000 6,961
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  18,795,000 3,813
Brazil Notas do Tesouro Nacional, Series NTNF, Inflation-
Indexed, 6.00%, 5/15/35  3,023,995 656
Total Brazil (Cost
$26,182
)
28,072
BULGARIA 0.8%
Government Bonds 0.8%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  1,425,000 1,656
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  775,000 900
Total Bulgaria (Cost
$2,335
)
2,556
CHILE 0.8%
Government Bonds 0.8%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33  (1) 2,260,000,000 2,701
Total Chile (Cost
$2,754
)
2,701
CHINA 5.5%
Convertible Bonds 0.4%
H World Group, 3.00%, 5/1/26 (USD)  315,000 340

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  1,000,000 895
1,235
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  540,000 85
Times China Holdings, 6.75%, 7/8/25 (USD)  (2)(3) 1,000,000 24
109
Government Bonds 5.1%
China Development Bank, Series 1904, 3.68%, 2/26/26  5,900,000 857
People's Republic of China, Series INBK, 2.62%, 4/15/28  24,000,000 3,418
People's Republic of China, Series INBK, 3.01%, 5/13/28  19,000,000 2,749
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,212
People's Republic of China, Series 1915, 3.13%, 11/21/29  57,100,000 8,343
16,579
Total China (Cost
$19,535
)
17,923
COLOMBIA 6.7%
Corporate Bonds 0.5%
Empresas Publicas de Medellin, 7.625%, 9/10/24  (1) 1,862,000,000 463
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 1,086
1,549
Government Bonds 6.1%
Republic of Colombia, Series B, 6.00%, 4/28/28  28,473,800,000 6,486
Republic of Colombia, Series B, 7.00%, 3/26/31  2,497,000,000 556
Republic of Colombia, Series B, 7.00%, 6/30/32  2,620,000,000 567
Republic of Colombia, Series B, 7.25%, 10/18/34  10,801,300,000 2,297
Republic of Colombia, Series B, 13.25%, 2/9/33  17,707,200,000 5,427
Republic of Colombia, Series G, 7.00%, 3/26/31  20,577,900,000 4,584
19,917
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $73 (USD)  (3)(4) † 109
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $247 (USD)  (3)(4) † 305
414
Total Colombia (Cost
$19,525
)
21,880
CZECH REPUBLIC 4.8%
Government Bonds 4.8%
Czech Republic, Series 49, 4.20%, 12/4/36  53,930,000 2,513
Czech Republic, Series 78, 2.50%, 8/25/28  117,990,000 5,010

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Czech Republic, Series 103, 2.00%, 10/13/33  207,320,000 7,982
Total Czech Republic (Cost
$14,738
)
15,505
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 759
Total Egypt (Cost
$1,510
)
759
HUNGARY 4.0%
Corporate Bonds 0.3%
OTP Bank, VR, 8.75%, 5/15/33 (USD)  (5) 1,065,000 1,099
1,099
Government Bonds 3.7%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  760,000 893
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,107,090,000 3,043
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  1,811,620,000 4,448
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,483,940,000 3,252
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 441
12,077
Total Hungary (Cost
$11,945
)
13,176
INDIA 1.1%
Corporate Bonds 0.5%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,556
1,556
Government Bonds 0.6%
Republic of India, 7.26%, 8/22/32  61,500,000 741
Republic of India, 7.26%, 2/6/33  115,000,000 1,388
2,129
Total India (Cost
$4,143
)
3,685
INDONESIA 11.6%
Corporate Bonds 1.0%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29  (1) 46,100,000,000 3,313
3,313
Government Bonds 10.6%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  81,466,000,000 5,310

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  80,284,000,000 5,881
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  115,957,000,000 8,430
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  65,138,000,000 4,324
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  41,772,000,000 2,901
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  24,400,000,000 1,555
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  55,200,000,000 3,452
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  39,539,000,000 2,542
34,395
Total Indonesia (Cost
$38,364
)
37,708
IVORY COAST 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  1,255,000 1,246
Total Ivory Coast (Cost
$1,178
)
1,246
MALAYSIA 4.8%
Government Bonds 4.8%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  7,305,000 1,562
Government of Malaysia, Series 0322, 4.504%, 4/30/29  4,490,000 1,017
Government of Malaysia, Series 0411, 4.232%, 6/30/31  14,569,000 3,255
Government of Malaysia, Series 0519, 3.757%, 5/22/40  36,945,000 7,700
Government of Malaysia, Series 0713, 4.935%, 9/30/43  9,040,000 2,150
Total Malaysia (Cost
$15,912
)
15,684
MEXICO 7.7%
Government Bonds 7.7%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,780,000 2,593
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 620
United Mexican States, Series M, 7.50%, 5/26/33  48,150,000 2,570
United Mexican States, Series M, 7.75%, 5/29/31  68,363,000 3,757
United Mexican States, Series M, 8.00%, 7/31/53  41,177,000 2,154
United Mexican States, Series M, 8.50%, 5/31/29  31,775,000 1,832
United Mexican States, Series M, 8.50%, 11/18/38  170,860,000 9,605
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  36,328,042 1,887
Total Mexico (Cost
$23,390
)
25,018
PERU 4.1%
Government Bonds 4.1%
Republic of Peru, 6.15%, 8/12/32  20,166,000 5,327

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Peru, 6.35%, 8/12/28  (1) 12,228,000 3,385
Republic of Peru, 6.35%, 8/12/28  2,700,000 747
Republic of Peru, 6.90%, 8/12/37  9,184,000 2,505
Republic of Peru, 8.20%, 8/12/26  5,400,000 1,550
Total Peru (Cost
$12,569
)
13,514
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, Series 25-6, 9.25%, 11/5/34  14,060,000 318
Total Philippines (Cost
$283
)
318
POLAND 4.0%
Government Bonds 4.0%
Republic of Poland, Series 0727, 2.50%, 7/25/27  34,200,000 8,037
Republic of Poland, Series 1029, 2.75%, 10/25/29  7,300,000 1,658
Republic of Poland, Series 1033, 6.00%, 10/25/33  12,480,000 3,366
Total Poland (Cost
$11,178
)
13,061
ROMANIA 4.1%
Corporate Bonds 0.7%
Banca Comerciala Romana, VR, 7.625%, 5/19/27 (EUR)  (5) 500,000 583
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (5) 1,520,000 1,772
2,355
Government Bonds 3.4%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  28,530,000 6,001
Republic of Romania, Series 15YR, 5.80%, 7/26/27  5,100,000 1,118
Republic of Romania, Series 5Y, 4.25%, 4/28/36  10,820,000 1,994
Republic of Romania, Series 8Y, 4.15%, 1/26/28  8,430,000 1,741
10,854
Total Romania (Cost
$12,117
)
13,209
SENEGAL 0.3%
Government Bonds 0.3%
Republic of Senegal, 6.25%, 5/23/33 (USD)  943,000 845
Total Senegal (Cost
$778
)
845

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  132,780,000 1,111
Total Serbia (Cost
$1,405
)
1,111
SOUTH AFRICA 8.1%
Government Bonds 8.1%
Republic of South Africa, Series R186, 10.50%, 12/21/26  16,750,000 960
Republic of South Africa, Series R213, 7.00%, 2/28/31  40,409,000 1,850
Republic of South Africa, Series 2032, 8.25%, 3/31/32  138,083,000 6,612
Republic of South Africa, Series 2035, 8.875%, 2/28/35  214,484,000 9,914
Republic of South Africa, Series 2044, 8.75%, 1/31/44  176,338,000 7,161
Total South Africa (Cost
$26,590
)
26,497
SRI LANKA 0.7%
Government Bonds 0.7%
Republic of Sri Lanka, 11.00%, 6/1/26  100,000,000 292
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  89,000,000 260
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  105,000,000 309
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  45,000,000 164
Republic of Sri Lanka Treasury Bills, Series 364, 22.25%, 4/5/24  440,000,000 1,310
Total Sri Lanka (Cost
$2,311
)
2,335
SUPRANATIONAL 1.5%
Government Bonds 1.5%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  17,230,000,000 1,115
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,394
International Bank for Reconstruction & Development, Series
GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,046
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,293
Total Supranational (Cost
$5,129
)
4,848
TANZANIA 0.2%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 697
Total Tanzania (Cost
$658
)
697

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 6.8%
Government Bonds 6.8%
Kingdom of Thailand, 1.585%, 12/17/35  262,965,000 6,825
Kingdom of Thailand, 2.00%, 6/17/42  62,500,000 1,564
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,315
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 874
Kingdom of Thailand, 3.65%, 6/20/31  136,542,000 4,276
Kingdom of Thailand, 3.775%, 6/25/32  152,005,000 4,817
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  92,495,502 2,577
Total Thailand (Cost
$22,790
)
22,248
TÜRKIYE 0.5%
Government Bonds 0.5%
Republic of T ü rk iye, 17.80%, 7/13/33  54,753,000 1,459
Total Türkiye (Cost
$1,497
)
1,459
UNITED STATES 0.4%
Convertible Bonds 0.1%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  3,000,000 355
355
U.S. Treasury Obligations 0.3%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  1,156,352 1,059
1,059
Total United States (Cost
$1,356
)
1,414
URUGUAY 1.0%
Government Bonds 1.0%
Republic of Uruguay, 8.25%, 5/21/31  39,445,000 937
Republic of Uruguay, 9.75%, 7/20/33  86,380,000 2,238
Total Uruguay (Cost
$3,228
)
3,175
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(7) 13,565,270 13,565
Total Short-Term Investments (Cost $13,565) 13,565

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / BRL, Put,
1/10/24 @ BRL
4.80  (3) 1 3,130 12
Citibank
USD / AUD, Call,
2/1/24 @ AUD
0.68  (3) 1 4,100 38
Citibank
USD / CAD, Call,
2/1/24 @ CAD
1.33  (3) 1 4,100 22
Morgan Stanley
USD / EUR, Call,
1/12/24 @ EUR
1.06  (3) 1 4,600 —
Total Options Purchased (Cost $120) 72
Total Investments in Securities
94.0% of Net Assets
(Cost $299,365) $ 306,554
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$9,862 and represents 3.0% of net assets.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$414 and represents 0.1% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Interest Rate Swaps 0.1%
Brazil 0.1%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 10.650% at Maturity,
Pay Variable 11.65%, (BRL CDI) at
Maturity, 1/4/27 3,885 15 — 15
Goldman Sachs, 5 Year Interest Rate
Swap, Receive Fixed 11.070% at Maturity,
Pay Variable 11.65%, (BRL CDI) at
Maturity, 1/2/29 5,991 37 — 37
Goldman Sachs, 5 Year Interest Rate
Swap, Receive Fixed 9.930% at Maturity,
Pay Variable 11.65%, (BRL CDI) at
Maturity, 1/2/29 3,465 — — —
Morgan Stanley, 5 Year Interest Rate
Swap, Receive Fixed 12.170% at Maturity,
Pay Variable 11.65%, (BRL CDI) at
Maturity, 1/4/27 11,510 95 — 95
Total Brazil — 147
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.05%, (7 Day Interbank Repo)
Quarterly, 5/15/30 5,573 16 — 16
Total China — 16
Total Bilateral Interest Rate Swaps — 163
Total Bilateral Swaps — 163
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
Qatar (0.0)%
Protection Bought (Relevant Credit: State
of Qatar), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 (USD) 3,720 (92) (72) (20)
Total Qatar (20)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Saudi Arabia (0.0)%
Protection Bought (Relevant Credit:
Kingdom of Saudi Arabia), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 3,720 (82) (57) (25)
Total Saudi Arabia (25)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 2,330 106 139 (33)
Total South Africa (33)
United States 0.0%
Protection Bought (Relevant Credit: Markit
CDX.EM-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 3,455 99 143 (44)
Total United States (44)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (122)
Interest Rate Swaps 0.1%
China 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.710% Quarterly, Pay Variable 2.050% (7
Day Interbank Repo) Quarterly, 12/27/27 27,200 76 — 76
5 Year Interest Rate Swap, Receive Fixed
2.765% Quarterly, Pay Variable 3.200% (7
Day Interbank Repo) Quarterly, 12/16/27 5,200 17 — 17
Total China 93
Foreign/Europe 0.0%
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 9/21/28 1,805 77 — 77
5 Year Interest Rate Swap, Receive Fixed
3.400% Annually, Pay Variable 4.122% (6M
EURIBOR) Semi-Annually, 9/27/28 1,391 62 — 62
Total Foreign/Europe 139
Hungary 0.1%
5 Year Interest Rate Swap, Receive Fixed
6.309% Annually, Pay Variable 12.550%
(6M HUF BUBOR) Semi-Annually, 3/18/27 320,000 15 — 15

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
9.584% Annually, Pay Variable 14.160%
(6M HUF BUBOR) Semi-Annually, 7/27/27 440,000 117 — 117
Total Hungary 132
India 0.0%
5 Year Interest Rate Swap, Receive Fixed
6.252% Semi-Annually, Pay Variable
6.900% (1 Day INR MIBOR) Semi-Annually,
12/15/28 308,000 15 — 15
5 Year Interest Rate Swap, Receive Fixed
6.478% Semi-Annually, Pay Variable
6.900% (1 Day INR MIBOR) Semi-Annually,
11/30/28 124,800 20 — 20
Total India 35
Mexico (0.1)%
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 11.505%
(MXIBTIIE) 28 Days, 12/3/24 27,500 (69) — (69)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 11.504%
(MXIBTIIE) 28 Days, 9/13/24 56,500 (114) 1 (115)
5 Year Interest Rate Swap, Receive Fixed
8.655% 28 Days, Pay Variable 11.504%
(MXIBTIIE) 28 Days, 12/19/28 13,620 2 — 2
5 Year Interest Rate Swap, Receive Fixed
9.090% 28 Days, Pay Variable 11.506%
(MXIBTIIE) 28 Days, 11/6/28 36,824 40 — 40
5 Year Interest Rate Swap, Receive Fixed
9.285% 28 Days, Pay Variable 11.504%
(MXIBTIIE) 28 Days, 11/1/28 50,000 76 — 76
7 Year Interest Rate Swap, Receive Fixed
8.530% 28 Days, Pay Variable 11.504%
(MXIBTIIE) 28 Days, 3/21/30 30,000 1 — 1
Total Mexico (65)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
5.060% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/30/28 5,225 (20) — (20)
Total Poland (20)
Total Centrally Cleared Interest Rate Swaps 314

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.349% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/24/28 1,010 5 — 5
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.608% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/17/28 960 (6) — (6)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.915% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/9/27 380 (7) — (7)
Total United States (8)
Total Centrally Cleared Zero-Coupon Inflation Swaps (8)
Total Centrally Cleared Swaps 184
Net payments (receipts) of variation margin to date (146)
Variation margin receivable (payable) on centrally cleared swaps $ 38

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/10/24 TRY 29,836 USD 1,003 $ (2)
Bank of America 1/12/24 CZK 3,351 USD 144 6
Bank of America 1/12/24 MXN 100,158 USD 5,714 169
Bank of America 1/12/24 RON 28,746 USD 6,224 154
Bank of America 1/12/24 USD 695 RON 3,278 (33)
Bank of America 1/17/24 IDR 24,495,209 USD 1,581 10
Bank of America 3/8/24 MYR 42,538 USD 9,195 130
Barclays Bank 1/10/24 TRY 19,691 USD 651 10
Barclays Bank 1/10/24 USD 1,839 TRY 54,614 6
Barclays Bank 1/12/24 USD 1,047 ZAR 19,745 (32)
Barclays Bank 1/17/24 IDR 9,340,713 USD 606 —
Barclays Bank 1/17/24 KRW 5,149,871 USD 3,887 102
Barclays Bank 1/17/24 TWD 109,922 USD 3,515 89
Barclays Bank 1/17/24 USD 3,132 INR 261,976 (13)
Barclays Bank 3/8/24 USD 113 PHP 6,269 —
Barclays Bank 3/15/24 CNH 16,564 USD 2,328 9
Barclays Bank 4/3/24 USD 2,845 TWD 87,510 (60)
BNP Paribas 1/12/24 CZK 40,871 USD 1,772 55
BNP Paribas 1/12/24 CZK 13,998 USD 626 (1)
BNP Paribas 1/12/24 USD 3,930 MXN 71,922 (295)
BNP Paribas 1/12/24 ZAR 59,934 USD 3,058 214
BNP Paribas 1/17/24 PEN 962 USD 251 9
BNP Paribas 1/17/24 USD 1,866 PEN 7,180 (74)
BNP Paribas 2/9/24 CLP 1,319,605 USD 1,479 15
BNP Paribas 2/23/24 USD 258 EUR 233 —
BNP Paribas 3/4/24 USD 213 BRL 1,043 —
BNP Paribas 3/8/24 THB 101,965 USD 2,957 49
BNP Paribas 3/8/24 USD 680 COP 2,635,687 10
BNP Paribas 3/8/24 USD 953 COP 3,815,735 (18)
BNP Paribas 3/8/24 USD 1,311 THB 45,087 (18)
BNP Paribas 3/15/24 CNH 12,335 USD 1,739 2
BNP Paribas 3/15/24 USD 3,122 SGD 4,175 (52)
BNY Mellon 1/12/24 USD 1,214 ZAR 22,455 (12)
Canadian Imperial Bank
of Commerce 1/17/24 USD 604 IDR 9,440,746 (9)
Citibank 1/10/24 TRY 30,325 USD 1,016 2
Citibank 1/12/24 USD 679 HUF 249,455 (39)
Citibank 1/12/24 USD 7,746 RON 35,520 (135)
Citibank 1/17/24 IDR 33,961,242 USD 2,169 37
Citibank 1/17/24 TWD 20,783 USD 648 34
Citibank 1/17/24 USD 1,662 IDR 25,784,013 (13)
Citibank 1/17/24 USD 3,103 TWD 99,562 (161)
Citibank 1/19/24 USD 2,377 JPY 339,183 (37)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 2/14/24 RSD 153,908 USD 1,428 $ 21
Citibank 2/14/24 USD 61 RSD 6,723 (2)
Citibank 3/8/24 THB 16,856 USD 495 2
Deutsche Bank 1/12/24 MXN 12,789 USD 730 21
Deutsche Bank 1/12/24 USD 594 HUF 211,772 (15)
Deutsche Bank 1/12/24 ZAR 46,443 USD 2,453 83
Deutsche Bank 1/17/24 IDR 16,979,533 USD 1,097 6
Deutsche Bank 1/17/24 INR 47,569 USD 568 3
Deutsche Bank 1/17/24 USD 1,714 TWD 53,775 (49)
Deutsche Bank 2/14/24 USD 1,571 RSD 168,720 (18)
Deutsche Bank 3/8/24 MYR 4,597 USD 989 19
Deutsche Bank 3/8/24 USD 1,917 MYR 8,914 (37)
Deutsche Bank 3/15/24 SGD 2,085 USD 1,572 14
Goldman Sachs 1/12/24 MXN 55,358 USD 3,134 118
Goldman Sachs 1/12/24 USD 2,067 HUF 722,950 (13)
Goldman Sachs 1/12/24 ZAR 26,059 USD 1,411 12
Goldman Sachs 1/17/24 IDR 9,128,286 USD 582 11
Goldman Sachs 1/17/24 TWD 107,955 USD 3,472 68
Goldman Sachs 1/17/24 USD 5,406 IDR 84,186,813 (62)
Goldman Sachs 1/17/24 USD 1,535 KRW 1,990,358 (7)
Goldman Sachs 1/17/24 USD 2,662 TWD 85,323 (136)
Goldman Sachs 2/9/24 CLP 1,339,599 USD 1,510 7
Goldman Sachs 3/4/24 BRL 47,243 USD 9,589 74
Goldman Sachs 3/4/24 USD 2,508 BRL 12,488 (47)
Goldman Sachs 3/8/24 COP 3,540,883 USD 882 20
Goldman Sachs 3/8/24 USD 668 COP 2,770,567 (37)
Goldman Sachs 3/13/24 USD 1,516 UYU 60,092 (17)
Goldman Sachs 4/3/24 USD 3,506 TWD 107,955 (78)
HSBC Bank 1/10/24 TRY 8,974 USD 298 3
HSBC Bank 1/12/24 RON 7,341 USD 1,610 19
HSBC Bank 1/12/24 USD 187 ZAR 3,590 (9)
HSBC Bank 1/17/24 KRW 1,087,759 USD 847 (4)
HSBC Bank 1/17/24 USD 2,341 IDR 36,926,831 (58)
HSBC Bank 2/16/24 USD 2,302 PLN 9,332 (69)
HSBC Bank 2/23/24 EUR 1,417 USD 1,533 35
HSBC Bank 3/8/24 MYR 57,396 USD 12,398 184
HSBC Bank 3/15/24 CNH 37,951 USD 5,344 10
JPMorgan Chase 1/10/24 TRY 55,292 USD 1,835 20
JPMorgan Chase 1/12/24 HUF 50,107 USD 136 8
JPMorgan Chase 1/12/24 MXN 18,462 USD 1,011 74
JPMorgan Chase 1/12/24 RON 7,361 USD 1,599 34
JPMorgan Chase 1/12/24 USD 4,144 CZK 96,229 (157)
JPMorgan Chase 1/12/24 USD 1,837 HUF 672,224 (97)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 1/12/24 USD 3,621 MXN 64,121 $ (146)
JPMorgan Chase 1/12/24 USD 225 RON 1,060 (10)
JPMorgan Chase 1/12/24 USD 3,766 ZAR 72,365 (185)
JPMorgan Chase 1/12/24 ZAR 26,544 USD 1,384 65
JPMorgan Chase 1/17/24 IDR 82,146,833 USD 5,235 101
JPMorgan Chase 1/17/24 INR 127,537 USD 1,528 4
JPMorgan Chase 1/17/24 INR 71,857 USD 865 (2)
JPMorgan Chase 1/17/24 PEN 12,711 USD 3,313 121
JPMorgan Chase 1/17/24 USD 920 IDR 14,440,593 (18)
JPMorgan Chase 1/17/24 USD 139 PEN 537 (6)
JPMorgan Chase 2/9/24 USD 1,225 CLP 1,080,876 1
JPMorgan Chase 2/23/24 EUR 1,472 USD 1,607 21
JPMorgan Chase 2/23/24 USD 142 EUR 130 (2)
JPMorgan Chase 3/8/24 THB 14,663 USD 420 12
JPMorgan Chase 3/8/24 USD 231 COP 955,878 (12)
JPMorgan Chase 3/8/24 USD 530 MYR 2,457 (9)
JPMorgan Chase 3/8/24 USD 156 THB 5,461 (5)
JPMorgan Chase 3/15/24 CNH 11,314 USD 1,594 2
JPMorgan Chase 3/15/24 USD 1,918 CNH 13,647 (8)
Morgan Stanley 1/12/24 CZK 39,442 USD 1,769 (6)
Morgan Stanley 1/12/24 USD 2,022 CZK 45,218 1
Morgan Stanley 1/17/24 INR 80,562 USD 966 2
Morgan Stanley 1/17/24 PEN 7,388 USD 1,913 83
Morgan Stanley 1/17/24 USD 1,468 IDR 23,385,900 (51)
Morgan Stanley 1/17/24 USD 465 KRW 622,905 (18)
Morgan Stanley 2/9/24 CLP 782,135 USD 903 (17)
Morgan Stanley 3/8/24 USD 3,041 COP 12,384,584 (111)
RBC Dominion Securities 1/12/24 MXN 178,401 USD 9,758 722
RBC Dominion Securities 1/12/24 USD 1,239 CZK 28,778 (47)
Societe Generale 1/17/24 USD 476 INR 39,796 (2)
Societe Generale 3/8/24 USD 503 COP 2,098,982 (32)
Standard Chartered 1/12/24 ZAR 45,545 USD 2,419 68
Standard Chartered 1/17/24 USD 1,433 INR 119,644 (4)
State Street 1/12/24 HUF 3,582,257 USD 9,616 688
State Street 1/12/24 MXN 15,864 USD 916 16
State Street 1/12/24 USD 4,421 ZAR 82,988 (110)
State Street 1/17/24 IDR 11,540,013 USD 747 3
State Street 1/17/24 USD 416 KRW 559,259 (17)
State Street 2/16/24 PLN 26,192 USD 6,303 350
State Street 2/23/24 USD 3,292 EUR 3,001 (28)
State Street 3/15/24 CNH 7,875 USD 1,113 (2)
State Street 3/15/24 USD 354 HKD 2,760 —
UBS Investment Bank 1/12/24 CZK 247,722 USD 10,678 394

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/12/24 HUF 283,563 USD 797 $ 19
UBS Investment Bank 1/12/24 RON 5,423 USD 1,144 59
UBS Investment Bank 1/12/24 RON 1,603 USD 356 —
UBS Investment Bank 1/12/24 USD 953 RON 4,342 (10)
UBS Investment Bank 1/17/24 KRW 2,049,061 USD 1,561 27
UBS Investment Bank 1/17/24 USD 3,505 IDR 54,724,025 (49)
UBS Investment Bank 1/17/24 USD 7,887 PEN 30,081 (240)
UBS Investment Bank 2/9/24 CLP 1,339,599 USD 1,498 18
UBS Investment Bank 2/9/24 CLP 748,307 USD 855 (8)
UBS Investment Bank 2/16/24 PLN 12,724 USD 3,149 83
UBS Investment Bank 2/16/24 PLN 2,709 USD 690 (2)
UBS Investment Bank 2/23/24 USD 10,010 EUR 9,174 (139)
UBS Investment Bank 3/8/24 THB 235,095 USD 6,712 217
UBS Investment Bank 3/8/24 USD 3,361 COP 13,979,831 (197)
UBS Investment Bank 3/15/24 CNH 16,630 USD 2,337 9
Wells Fargo 1/19/24 JPY 228,622 USD 1,571 56
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,711

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 16 Euro BOBL contracts 3/24 2,107 $ 30
Short, 27 Euro BUND contracts 3/24 (4,090) (55)
Short, 10 Euro BUXL thirty year bond contracts 3/24 (1,565) (110)
Short, 45 Mini ten year JGB contracts 3/24 (4,677) (19)
Short, 17 U.S. Treasury Long Bond contracts 3/24 (2,124) (144)
Long, 23 U.S. Treasury Notes five year contracts 3/24 2,502 62
Long, 4 Ultra U.S. Treasury Bonds contracts 3/24 534 52
Short, 30 Ultra U.S. Treasury Notes ten year contracts 3/24 (3,540) (154)
Net payments (receipts) of variation margin to date 393
Variation margin receivable (payable) on open futures contracts $ 55

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 607+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 19,382  ¤   ¤ $ 13,565^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $607 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,565.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $299,365) $ 306,554
Foreign currency (cost $8,714) 8,465
Interest receivable 6,877
Unrealized gain on forward currency exchange contracts 5,120
Cash deposits on centrally cleared swaps 1,062
Restricted cash pledged for bilateral derivatives 590
Cash deposits on futures contracts 269
Unrealized gain on bilateral swaps 163
Due from affiliates 119
Receivable for shares sold 105
Variation margin receivable on futures contracts 55
Variation margin receivable on centrally cleared swaps 38
Other assets 616
Total assets 330,033
Liabilities
Unrealized loss on forward currency exchange contracts 3,409
Payable for shares redeemed 255
Investment management fees payable 174
Payable for investment securities purchased 161
Other liabilities 37
Total liabilities 4,036
NET ASSETS $ 325,997

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (53,571)
Paid-in capital applicable to 64,288,900 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 379,568
NET ASSETS $ 325,997
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $27,683; Shares outstanding: 5,459,723) $ 5.07
Advisor Class
(Net assets: $15; Shares outstanding: 3,042) $ 5.04
I Class
(Net assets: $99,666; Shares outstanding: 19,650,723) $ 5.07
Z Class
(Net assets: $198,633; Shares outstanding: 39,175,412) $ 5.07

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $376) $ 25,213
Dividend 607
Total income 25,820
Expenses
Investment management 2,359
Shareholder servicing
Investor Class $ 60
I Class 5 65
Prospectus and shareholder reports
Investor Class 8
I Class 8
Z Class 4 20
Custody and accounting 239
Registration 68
Legal and audit 43
Proxy and annual meeting 6
Directors 1
Miscellaneous 26
Waived / paid by Price Associates (1,879)
Total expenses 948
Net investment income 24,872

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $67) (16,310)
Futures 390
Swaps (497)
Options written 119
Forward currency exchange contracts 1,775
Foreign currency transactions 533
Net realized loss (13,990)
Change in net unrealized gain / loss
Securities 37,429
Futures (839)
Swaps 1,167
Forward currency exchange contracts (450)
Other assets and liabilities denominated in foreign currencies (48)
Change in net unrealized gain / loss 37,259
Net realized and unrealized gain / loss 23,269
INCREASE IN NET ASSETS FROM OPERATIONS
$ 48,141

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 24,872 $ 23,589
Net realized loss (13,990) (71,461)
Change in net unrealized gain / loss 37,259 2,479
Increase (decrease) in net assets from operations 48,141 (45,393)
Distributions to shareholders
Net earnings
Investor Class (1,257) –
Advisor Class (1) –
I Class (5,026) –
Z Class (13,834) –
Tax return of capital – –
Investor Class (269) (2,269)
Advisor Class – (1)
I Class (1,066) (5,670)
Z Class (3,000) (15,653)
Decrease in net assets from distributions (24,453) (23,593)
Capital share transactions
*
Shares sold
Investor Class 13,744 11,297
I Class 30,397 30,634
Z Class 17,228 7,723
Distributions reinvested
Investor Class 1,427 2,155
Advisor Class 1 1
I Class 5,971 5,380
Z Class 16,778 15,659
Shares redeemed
Investor Class (21,383) (28,276)
Advisor Class (1) (15)
I Class (35,710) (46,264)
Z Class (89,616) (10,209)
Decrease in net assets from capital share
transactions (61,164) (11,915)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Decrease during period (37,476) (80,901)
Beginning of period 363,473 444,374
End of period $ 325,997 $ 363,473
*Share information (000s)
Shares sold
Investor Class 2,808 2,320
I Class 6,195 6,145
Z Class 3,487 1,579
Distributions reinvested
Investor Class 293 448
I Class 1,224 1,120
Z Class 3,444 3,267
Shares redeemed
Investor Class (4,461) (5,755)
Advisor Class –
(1)
(3)
I Class (7,285) (9,233)
Z Class (19,116) (2,068)
Decrease in shares outstanding (13,411) (2,180)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local
Currency Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets Local
Currency Bond Fund (Investor Class), the Emerging Markets Local Currency Bond
Fund–Advisor Class (Advisor Class), the Emerging Markets Local Currency Bond
Fund–I Class (I Class) and the Emerging Markets Local Currency Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25%
of the class’s average daily net assets; during the year ended December 31, 2023, the
Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 292,503 $ — $ 292,503
Private Investment Company
2
— — — 414
Short-Term Investments 13,565 — — 13,565
Options Purchased — 72 — 72
Total Securities 13,565 292,575 — 306,554
Swaps* — 686 — 686
Forward Currency Exchange
Contracts — 5,120 — 5,120
Futures Contracts* 144 — — 144
Total $ 13,709 $ 298,381 $ — $ 312,504
Liabilities
Swaps* $ — $ 339 $ — $ 339
Forward Currency Exchange
Contracts — 3,409 — 3,409
Futures Contracts* 482 — — 482
Total $ 482 $ 3,748 $ — $ 4,230
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds and U.S. Treasury
Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 5
Interest rate derivatives
Bilateral Swaps
,
Centrally Cleared Swaps
,
Futures 825
Foreign exchange derivatives
Forwards
,
Securities^ 5,192
^
,*
Total $ 6,022
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 13
Interest rate derivatives Centrally Cleared Swaps, Futures 686
Foreign exchange derivatives Forwards 3,409
Credit derivatives Centrally Cleared Swaps 122
Total $ 4,230
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (11) $ (11)
Interest rate
derivatives (122) — 390 — 82 350
Foreign
exchange
derivatives (405) 119 — 1,775 — 1,489
Credit
derivatives (17) — — — (568) (585)
Total $ (544) $ 119 $ 390 $ 1,775 $ (497) $ 1,243
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 26 $ 26
Interest rate
derivatives 14 — (839) — 1,150 325
Foreign
exchange
derivatives 59 — — (450) — (391)
Credit
derivatives — — — — (9) (9)
Total $ 73 $ — $ (839) $ (450) $ 1,167 $ (49)
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2023, cash of $1,331,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 481 $ (35) $ 446 $ (345) $ 101
Barclays Bank 216 (105) 111 — 111
BNP Paribas 354 (458) (104) — —
BNY Mellon — (12) (12) — —
Canadian Imperial
Bank of Commerce — (9) (9) — —
Citibank 172 (387) (215) 290 75
Deutsche Bank 146 (119) 27 — 27
Goldman Sachs 362 (397) (35) — —
HSBC Bank 251 (140) 111 — 111
JPMorgan Chase 463 (657) (194) 300 106
Morgan Stanley 181 (203) (22) — —
RBC Dominion
Securities 722 (47) 675 (638) 37
Societe Generale — (34) (34) — —
Standard Chartered 68 (4) 64 — 64
State Street 1,057 (157) 900 (1,067) —
UBS Investment
Bank 826 (645) 181 (263) —
Wells Fargo 56 — 56 — 56
Total $ 5,355 $ (3,409)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31,
2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 37% and 50% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 8% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position.
Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 12% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 12% and 18% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $330,169,000 and $386,840,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 20,118 $ —
Return of capital 4,335 23,593
Total distributions $ 24,453 $ 23,593
($000s)
Cost of investments $ 308,171
Unrealized appreciation $ 20,919
Unrealized depreciation (22,309)
Net unrealized appreciation (depreciation) $ (1,390)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Overdistributed ordinary income $ (1,726)
Net unrealized appreciation (depreciation) (1,390)
Loss carryforwards and deferrals (50,455)
Total distributable earnings (loss) $ (53,571)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.36% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $186,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $36,000 for T. Rowe Price Services, Inc.; and less
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 1.02% 1.10% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $—
(1)
$—
(1)
$(65) $(1,814)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Local Currency Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Local Currency Bond
Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $23,324,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak Sheldon Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281605 F192-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$40,833	$36,495
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024